NOTE 12. CONCENTRATION AND RISK - NOTE 12. CONCENTRATION (SCHEDULE) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Purchases	$ 537,232	$ 251,811
Concentration	0.21	0.21
Rio Bonito
Purchases	$ 537,232	$ 251,811
Concentration	0.21	0.21